Provisions - Employee obligations - Canada plan assets (Details) - CANADA - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 23,763	$ 33,918
Service cost	315	463
Borrowing costs	1,230	1,044
Actuarial differences	1,264	(8,814)
Benefits paid	(1,168)	(1,032)
Exchange differences	534	(1,816)
Obligations at end of year	$ 25,938	$ 23,763
Disclosure of fair value of plan assets [abstract]
Equity Mutual Funds	30.00%	31.00%
Fixed Income Securities	17.00%	14.00%
Assets held by insurance company	53.00%	55.00%
Total	100.00%	100.00%
Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 18,266	$ 25,349
Service cost	110	162
Borrowing costs	943	773
Actuarial differences	1,449	(5,774)
Benefits paid	(985)	(870)
Exchange differences	413	(1,374)
Obligations at end of year	20,196	18,266
Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	5,497	8,569
Service cost	205	301
Borrowing costs	287	271
Actuarial differences	(185)	(3,040)
Benefits paid	(183)	(162)
Exchange differences	121	(442)
Obligations at end of year	5,742	5,497
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	17,777	22,417
Interest income on assets	927	690
Benefits paid	(985)	(870)
Actuarial return on plan assets	803	(3,496)
Exchange Differences	397	(1,269)
Other	312	305
Fair value of plan assets at the end of the year	$ 19,231	$ 17,777